Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class AMF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Class AMF | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class AMF | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class AMF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class AMF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class AMF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class AMF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class AMF | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class AMF | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class AMF | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class AMF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class H | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Class H | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class H | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class H | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class H | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class H | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class H | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class H | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class H | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class H | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class H | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%